Risk Management_Credit soundness of debt securities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Financial assets of debt securities [Line Items]
Financial assets at FVTPL	[1]	₩ 2,654,027	₩ 2,649,264
AFS debt securities		13,229,244	16,541,888
HTM securities		16,749,296	13,910,251
Total		₩ 32,632,567	₩ 33,101,403
Description of rating agencies used		External Credit Assessment Institution (“ECAI”), Korea’s qualified external rating agency	External Credit Assessment Institution (“ECAI”), Korea’s qualified external rating agency
AAA
Financial assets of debt securities [Line Items]
Financial assets at FVTPL	[1]	₩ 1,685,099	₩ 1,658,332
AFS debt securities		9,897,689	12,490,934
HTM securities		15,806,327	13,342,384
Total		27,389,115	27,491,650
From AA minus to AA plus
Financial assets of debt securities [Line Items]
Financial assets at FVTPL	[1]	722,923	720,535
AFS debt securities		2,386,567	3,372,310
HTM securities		888,547	466,401
Total		3,998,037	4,559,246
From BBB minus to A plus
Financial assets of debt securities [Line Items]
Financial assets at FVTPL	[1]	236,311	266,049
AFS debt securities		876,482	618,736
HTM securities		52,188	101,466
Total		1,164,981	986,251
Below BBB minus
Financial assets of debt securities [Line Items]
Financial assets at FVTPL	[1]	9,694	4,348
AFS debt securities		68,506	59,908
HTM securities		2,234
Total		₩ 80,434	₩ 64,256

[1]	Financial assets at FVTPL comprise debt securities held for trading and financial assets designated at FVTPL.